Consolidated Statements of Operations $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares
Operating revenues (Notes 21 and 26):
Fare revenues	$ 1,248,726	$ 25,703,144	$ 12,873,174	$ 23,129,991
Other passenger revenues	854,773	17,594,223	8,613,398	10,569,208
Passenger revenues	2,103,499	43,297,367	21,486,572	33,699,199
Other non-passenger revenues (Note 21)	75,696	1,558,092	882,360	897,586
Cargo	11,718	241,202	201,881	228,836
Non-derivatives financial instruments	(21,110)	(434,522)	(411,222)	(72,949)
Operating revenues	2,169,803	44,662,139	22,159,591	34,752,672
Other operating income (Note 22)	(10,583)	(217,838)	(730,333)	(327,208)
Fuel expense, net	601,271	12,376,263	6,640,820	11,626,069
Landing, take-off and navigation expenses	292,500	6,020,681	4,090,864	5,108,489
Depreciation of right of use assets (Note 14)	265,389	5,462,625	5,048,976	4,702,971
Salaries and benefits	235,970	4,857,083	3,453,382	3,600,762
Sales, marketing and distribution expenses	95,316	1,961,936	1,840,819	1,447,637
Maintenance expenses	94,843	1,952,202	1,167,720	1,488,431
Aircraft and engine variable lease expenses	81,953	1,686,875	1,845,254	961,657
Other operating expenses (Note 22)	64,944	1,336,792	1,157,240	1,112,927
Depreciation and amortization (Notes 12 and 13)	56,318	1,159,224	898,445	675,514
Operating income (loss)	391,882	8,066,296	(3,253,596)	4,355,423
Finance income (Note 23)	3,477	71,578	101,511	207,799
Finance cost (Note 23)	(137,585)	(2,831,989)	(3,018,484)	(2,269,829)
Foreign exchange (loss) gain, net (Note 3 b (i))	(125,897)	(2,591,406)	470,594	1,440,501
Income (loss) before income tax	131,877	2,714,479	(5,699,975)	3,733,894
Income tax (expense) benefit (Note 20)	(28,855)	(593,928)	1,406,184	(1,094,831)
Net income (loss)	$ 103,022	$ 2,120,551	$ (4,293,791)	$ 2,639,063
Earnings (loss) per share basic: | (per share)	$ 0.088	$ 1.819	$ (4.203)	$ 2.608
Earnings (loss) per share diluted: | (per share)	$ 0.088	$ 1.819	$ (4.203)	$ 2.608